SCHEDULE OF OPERATING LEASES RIGHT OF USE ASSETS (Details) - USD ($)	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2021
Restructuring Cost and Reserve [Line Items]
Operating lease right-of-use assets	$ 51,627	$ 49,145
Right-of-use assets - accumulated amortization	(15,116)	(6,571)
Right-of-use assets, net	36,511	42,574
Operating lease liabilities – current	17,052	15,833
Operating lease liabilities – non-current	19,459	26,741
Total operating lease liabilities	36,511	42,574
One Eighty Holdings Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Operating lease right-of-use assets	5,281	5,027	$ 5,566
Right-of-use assets - accumulated amortization	(2,751)	(2,120)	(1,282)
Right-of-use assets, net	2,530	2,907	4,284
Operating lease liabilities – current	1,063	1,011	1,065
Operating lease liabilities – non-current	1,467	1,896	3,219
Total operating lease liabilities	$ 2,530	$ 2,907	$ 4,284